Income Tax (Details) - Schedule of reconciles U.S. statutory rates to effective tax rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles U.S. statutory rates to effective tax rate [Abstract]
U.S. statutory rates	(21.00%)	(21.00%)	(21.00%)	(21.00%)	21.00%	(21.00%)
Tax rate difference – current provision	6.10%	5.40%	7.00%	10.10%	5.10%	(3.40%)
Reversal of temporary difference due to disposal of Shenqiu						(18.80%)
Permanent differences	(4.90%)	2.60%	(5.30%)	12.60%	2.90%	2.00%
Change in valuation allowance	(27.10%)	(29.00%)	(28.00%)	(43.70%)	(29.00%)	15.60%
Tax (benefit) per financial statements	(4.90%)		(5.30%)			(25.60%)